Discontinued Operations and Disposition of Real Estate and Real Estate Investments (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations and Disposition of Real Estate and Real Estate Investments [Abstract]
Components of condensed balance sheet related to assets held for sale

The balance sheet related to the asset held for sale and the operating results related to assets sold, designated as held for sale or deconsolidated as of December 31, 2011, are as follows (in thousands):

December 31, 2011
Land	$1,089
Building	1,178
Fixtures and tenant improvements	1,000

3,267
Less: Accumulated depreciation	(977)

Total real estate held for sale	$2,290

Operating results relating to assets sold or designated as held for sale

	For the Year Ended December 31,
	2011	2010	2009
Revenues	$44,883	$68,722	$104,727

Operating expenses	17,984	30,714	48,342
Impairment charges	57,931	87,045	142,473
Interest, net	12,105	25,725	37,992
Debt extinguishment costs, net	7,191	409	467
Depreciation and amortization	13,512	23,479	39,656

	108,723	167,372	268,930

Loss from discontinued operations	(63,840)	(98,650)	(164,203)
Gain on deconsolidation of interests	4,716	5,221	—
Gain (loss) on disposition of real estate, net of tax	40,163	5,775	(24,027)

Loss from discontinued operations	$(18,961)	$(87,654)	$(188,230)

Net gains on disposition of real estate and real estate investments

The Company recorded net gains on disposition of real estate and real estate investments as follows (in millions):

	For the Year Ended December 31
	2011	2010	2009
Land sales (A)	$(0.4)	$1.0	$4.8
Previously deferred gains and other gains and losses on dispositions (B)	7.5	0.3	4.3

	$7.1	$1.3	$9.1

(A)	These dispositions did not meet the criteria for discontinued operations, as the land did not have any significant operations prior to disposition.

(B)	These gains are a result of partial asset sales that did not meet the criteria for discontinued operations and assets that were contributed to joint ventures in prior years.